Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements Of Comprehensive Income
Net income	$ 229	$ 166
Other comprehensive income:
Gross unrealized holding gains on securities available for sale, net of deferred income tax of $(61,000) and $(176,000), respectively	93	267
Gross unrealized holding gains transferred to income on sale or call of securities, net of deferred income tax of $180,000		(268)
Retirement plan, net of deferred income tax of $93,000 and $(268,000), respectively	(139)	396
Other comprehensive income (loss)	(46)	395
Comprehensive income	$ 183	$ 561